Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Assets Measured and Recognized at Fair Value on a Recurring Basis
The following tables reflect the fair value of assets measured and recognized at fair value on a recurring basis in the consolidated balance sheets at December 31, 2015 and 2014.

(in thousands)	December 31, 2015	Fair Value Measurements at Reporting Date Using
Assets		Level 1	Level 2	Level 3
Investment securities available for sale
U.S. agency securities	$13,072	$—	$13,072	$—
Corporate bonds	11,190	—	11,190	—
Mortgage-backed securities -
Agency	149,199	—	149,199	—
Asset-backed securities	23,292	—	23,292	—
Equity securities	1,421	1,322	—	99
Total investment securities
available for sale	198,174	1,322	196,753	99
Derivative loan commitments
Interest rate lock commitments	1,020	—	—	1,020
Total derivative loan commitments	1,020	—	—	1,020
Interest rate swaps	1,219	—	1,219	—
Total assets	$200,413	$1,322	$197,972	$1,119

Liabilities
Interest rate swaps	$1,219	$—	$1,219	$—
Total liabilities	$1,219	$—	$1,219	$—

(in thousands)	December 31, 2014	Fair Value Measurements at Reporting Date Using
Assets		Level 1	Level 2	Level 3
Investment securities available for sale
U.S. agency securities	$17,653	$—	$17,653	$—
Corporate bonds	14,560	—	14,560	—
Mortgage-backed securities -
Agency	215,428	—	215,428	—
Asset-backed securities	53,197	—	53,197	—
Equity securities	1,383	1,103	—	280
Total investment securities
available for sale	302,221	1,103	300,838	280
Derivative loan commitments
Interest rate lock commitments	472	—	—	472
Total derivative loan commitments	472	—	—	472
Interest rate swaps	913	—	913	—
Total assets	$303,606	$1,103	$301,751	$752

Liabilities
Interest rate swaps	$913	$—	$913	$—
Total liabilities	$913	$—	$913	$—

Rollforward of Fair Value by Level and Categorized with Level 3
The following table shows a rollforward of recurring fair value measurements categorized with Level 3 of the fair value hierarchy for the years ended December 31, 2015 and 2014.

	Activity in Level 3 Fair Value Measurements Year Ended December 31, 2015		Activity in Level 3 Fair Value Measurements Year Ended December 31, 2014

(in thousands)
	Investment Securities Available for Sale	Derivative Loan Commitments	Investment Securities Available for Sale	Derivative Loan Commitments

Description
Beginning of period balance	$280	$472	$289	$844
Unrealized gains included in:
Earnings	—	—	—	—
Other comprehensive income	—	—	(9)	—
Purchases	—	—	—	—
Sales	—	—	—	—
Reclassification from level 3 to level 1	(181)	—	—	—
Issuances	—	799	—	—
Settlements	—	(251)	—	(372)
End of period balance	$99	$1,020	$280	$472

Carrying Amount for Impaired Loans
The following tables reflect the fair value of assets measured and recognized at fair value on a nonrecurring basis in the consolidated balance sheets at December 31, 2015 and 2014.

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2015 Using

(in thousands)		Level 1	Level 2	Level 3
Impaired loans	$55,279	$—	$—	$55,279
Other real estate owned
and repossessed assets	12,409	—	—	12,409

	Assets Measured at Fair Value	Fair Value Measurements at
		December 31, 2014 Using
(in thousands)		Level 1	Level 2	Level 3
Impaired loans	$40,107	$—	$—	$40,107
Other real estate owned
and repossessed assets	21,721	—	—	21,721

Carrying Values for Foreclosed Real Estate and Repossessed Assets
The following table presents the significant unobservable inputs used to value the Company’s material Level 3 assets; these factors represent the significant unobservable inputs that were used in measurement of fair value.

	Fair Value at December 31, 2015	Significant Unobservable Inputs by Valuation technique	Significant Unobservable Inputs as of December 31, 2015
(in thousands except for percentages)

Type
Derivative loan commitments	$1,020	Pull through rate	85%
		Percentage of loans that will
		ultimately close
Impaired loans	55,279	Appraised value	11%
		Average discounts to reflect current
		market conditions, ultimate collectability,
		and estimated costs to sell
Other real estate owned	12,409	Appraised value	10%
		Weighted average discounts to reflect
		current market conditions, abbreviated
		holding period, and estimated costs to sell

Schedule of Carrying Amounts and Fair Values of Those Financial Instruments Not Recorded at Fair Value
The following table presents the carrying amounts and fair values of those financial instruments that are not recorded at fair value, or have carrying amounts that approximate fair value, at December 31, 2015 and 2014.

	2015
	Carrying Amount	Fair Value	Fair Value Measurements at Reporting Date Using
(in thousands)			Level 1	Level 2	Level 3
Financial Assets:
Loans, net(1)	$1,518,318	$1,525,606	$—	$—	$1,525,606
Financial Liabilities:
Deposits	1,705,145	1,678,886	—	1,678,886	—
FHLB borrowings	25,000	25,000	—	25,000	—
Other borrowings	29,689	56,703	—	56,703	—

	2014
	Carrying Amount	Fair Value	Fair Value Measurements at Reporting Date Using
(in thousands)			Level 1	Level 2	Level 3
Financial Assets:
Loans, net(1)	$1,395,885	$1,406,608	$—	$—	$1,406,608
Financial Liabilities:
Deposits	1,581,348	1,565,278	—	1,565,278	—
FHLB borrowings	165,847	165,963	—	165,963	—
Other borrowings	29,224	56,703	—	56,703	—

(1)Carrying amount and fair value includes impaired loans.  Carrying amount is net of the allowance for loan losses.